Loans and Advances to Customers - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Loans And Advances To Customers [Abstract]
Unguaranteed residual value of leases	£ 1,510	£ 3,552
Contingent rent income	0	0	£ 0
Finance income on the net investment in finance leases	£ 243	£ 308	£ 299